SUPPLEMENT TO THE APRIL 30, 2014 PROSPECTUS
OF FIDELITY RETIREMENT RESERVES ®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

DATED JULY 14, 2014

Effective July 14, 2014, Fidelity Retirement Reserves Contract Owners will no longer be allowed to make any transfers or additional payments into the Fixed Account. Any requests to transfer or make additional payments into the Fixed Account must be received by us prior to 4:00 p.m. Eastern Time on Friday, July 11, 2014. This change does not apply to customers who were issued policy form numbers: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA (found on the lower left hand corner of your contract). The following information is revised in the prospectus:

The fourth bullet in the "Purpose" section on page 1 is removed and replaced with the following:

The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates and are subject to any maximum allocation amount limitations shown in your contract.

The first sentence in the "Fixed Account" section on page 1 is removed and replaced with the following:

Subject to any maximum allocation amount limitations shown in your contract, you may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account") if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA.

The following language is added as the first paragraph in the "Additional Payments to Contracts" section on page 8:

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Additional payments are allowed into the Variable Account.

The third and fourth sentences in the second paragraph in the "Investment Allocation of your purchase payments" section on page 9 are removed and replaced with:

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA or NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Contract Owners that were issued NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA or NRR-96101-VA may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation. See Fixed Account Transfers on page 12.

The first paragraph in the "Fixed Account Transfers" section on page 12 is removed and replaced with the following:

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. Owners of all other contracts are not allowed to make transfers to the Fixed Account

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $50,000. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

The first paragraph of the "Facts About the Fixed Account" section on page 18 is removed and replaced with the following:

As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA or NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account" and may be subject to an overall maximum allocation amount limitation.

The fifth bullet in "The Fixed Account" section is removed.

NRR7-14-01  July 14, 2014
1.945230.101